PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated GNMA Trust. The report covers the six-month period from February 1, 1998, through July 31, 1998, and includes the trust's investment review, portfolio holdings, and financial statements.

In pursuit of current income, the trust's portfolio invests primarily in a portfolio of Government National Mortgage Association ("GNMA") securities. Dividends paid by the trust during the six-month period totaled $0.35 per share for Institutional Shares and $0.34 per share for Institutional Service Shares. Net asset value for both share classes decreased by $0.05 to end the reporting period at $11.33. Total returns for Institutional Shares and Institutional Service Shares were 2.67%* and 2.57%,* respectively. The trust's net assets totaled $1.1 billion on the last day of the reporting period.

Thank you for selecting Federated GNMA Trust as a prudent, professionally managed way to pursue investment income. Your questions and comments are always welcome.

Sincerely,

(graphic)

Glen R. Johnson
President
September 15, 1998

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated GNMA Trust is designed for shareholders seeking participation in a professionally managed portfolio of GNMA mortgage-backed securities guaranteed as to the payment of principal and interest by the U.S. government. (Trust shares are not guaranteed.) The trust offers daily liquidity, credit control and other advantages over comparable Treasury securities, while at the same time allowing investors avoidance of the complexities of managing a portfolio of mortgage-backed securities. Shareholders hold an interest in a diversified portfolio managed under a set of highly conservative disciplines.

During the semi-annual reporting period, the U.S. economy dealt with a confluence of events. The events ranged from concerns over Asia's financial turmoil to a stronger domestic economy. The divergence in these events creates a problem for the Federal Reserve Board (the "Fed"). The Fed cannot respond to the continued strength in the U.S. economy and the tightness in its labor markets. This is due to the uncertain impact that a tighter Fed monetary policy would have on Asia and the emerging market economies. The result has been a Fed that continues to be on hold. This global tug-of-war has benefited the U.S. Treasury market as the long bond yield has declined to all time historic lows. The decline in interest rates has been a direct result of the world-wide flight-to-quality. This flight is due to concerns over Asian financial woes and the spreading of those problems to other developing countries.

The impact to the mortgage market has been a widening in both nominal and option-adjusted spreads. There are two reasons for this widening. The first reason has been investors' concerns over an increase in prepayment activity. Prepayment numbers, while robust, are below the 1992-93 experience and show a gradual reduction in prepayment demand. In order to have prepayment risk become a dominant issue for investors, the prevailing mortgage rate would need to decline below 6.7%. The second reason is due to the turmoil in the foreign and corporate debt markets. The outcome of this worldwide turmoil has been a general widening of spreads in all fixed-income sectors.

Current portfolio strategy targets an effective duration of 2.85 years, which is neutral to the Lehman GNMA single-family aggregate market weighted average effective duration.* The asset allocation mix reflects a blend of GNMA mortgage-backed securities with a diversified range of coupons averaging 7.23%. During the semi-annual reporting period, the trust eliminated exposure to coupons 9.0% and higher. Reinvestment of the proceeds was in the 6.5-8.0% area. Given the boom in the housing market, this coupon sector has become a much larger part of the overall GNMA universe. The purchases continue to focus on newly-originated GNMA securities. The GNMA borrower tends to be slow to take advantage of refinancing due to income constraints and the inability to finance the up-front costs. During the first half of 1998, prepayments for current GNMA securities have averaged 35% slower than comparable conventional securities.

Overall, our view on the mortgage market is one of fair value when viewed from a historical spread and prepayment perspective. The widening of spreads in other fixed income markets combined with the turmoil in Russia, Asia and Latin America portray a near-term difficult time for mortgages.

As of July 31, 1998, total net assets were $1.1 billion and the average 30- day net yield as calculated under Securities and Exchange Commission guidelines was 6.29%** for Institutional Shares and 6.13%** for Institutional Service Shares. Rated AAAf by Standard & Poor's, for credit qualities, the trust remains committed to competitive yields and daily liquidity.+

 * The Lehman Brothers GNMA Index is a total comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs, and GNMA GPMs. This index is unmanaged and investments cannot be made in an index.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

 + An AAAf rating means that the trust's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

PORTFOLIO OF INVESTMENTS

FEDERATED GNMA TRUST
JULY 31, 1998 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                                               VALUE
LONG-TERM GOVERNMENT OBLIGATIONS--98.7%
(A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$  25,943,322   6.000%, 12/15/2023 - 7/15/2028                                                      $    25,461,215
  147,020,470   6.500%, 10/15/2023 - 7/15/2028                                                          147,347,586
   65,200,000   (b)6.500%, due 8/15/2028 (TBA)                                                           65,037,000
  218,482,546   7.000%, 5/15/2023 - 10/15/2024                                                          222,297,297
  100,600,000   (b)7.000%, due 8/15/2028 (TBA)                                                          102,203,564
  284,068,752   7.500%, 5/15/2022 - 7/15/2028                                                           292,421,000
  213,678,182   8.000%, 3/15/2017 - 6/15/2028                                                           222,151,500
   16,514,573   8.500%, 10/15/2017                                                                       17,567,376
                  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (IDENTIFIED COST
                  $1,074,126,046)                                                                     1,094,486,538
(C)REPURCHASE AGREEMENTS--16.3%
    9,955,000   BT Securities Corp., 5.640%, dated 7/31/1998, due 8/3/1998                                9,955,000
  170,800,000   (d)(f)Warburg Dillon Reed LLC, 5.530%, dated 7/16/1998, due 8/19/1998                   170,800,000
                        TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                 180,755,000
                        TOTAL INVESTMENTS (IDENTIFIED COST $1,254,881,046)(E)                       $ 1,275,241,538

(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.

 (b) Indicates securities subject to dollar roll transactions.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

 (e) The cost of investments for federal tax purposes amounts to $1,254,881,046. The net unrealized appreciation of investments on a federal tax basis amounts to $20,360,492 which is comprised of $21,136,675 appreciation and $776,183 depreciation at July 31, 1998.

 (f) Securities held as collateral for future dollar roll transactions.

Note: The categories of investments are shown as a percentage of net assets ($1,109,385,267) at July 31, 1998.

The following acronym is used throughout this portfolio:

LLC --Limited Liability Corporation

(See Notes which are an integral part of the Financial Statements) STATEMENT OF ASSETS AND LIABILITIES

FEDERATED GNMA TRUST
JULY 31, 1998 (UNAUDITED)

ASSETS:
Investments in repurchase agreements                                        $   180,755,000
Investments in securities                                                     1,094,486,538
Total investments in securities, at value (identified and tax cost
$1,254,881,046)                                                                                      $ 1,275,241,538
Income receivable                                                                                          6,013,562
Receivable for investments sold                                                                           14,653,688
Receivable for shares sold                                                                                   745,212
Total assets                                                                                           1,296,654,000
LIABILITIES:
Payable for investments purchased                                               140,804,728
Payable for shares redeemed                                                          68,243
Income distribution payable                                                       5,587,901
Payable for dollar roll transactions                                             40,705,163
Accrued expenses                                                                    102,698
Total liabilities                                                                                        187,268,733
NET ASSETS for 97,894,850 shares outstanding                                                         $ 1,109,385,267
NET ASSETS CONSIST OF:
Paid in capital                                                                                      $ 1,193,672,547
Net unrealized appreciation of investments                                                                20,360,492
Accumulated net realized loss on investments                                                            (104,890,927)
Undistributed net investment income                                                                          243,155
Total Net Assets                                                                                     $ 1,109,385,267
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$1,047,495,779 / 92,433,628 shares outstanding                                                                $11.33
INSTITUTIONAL SERVICE SHARES:
$61,889,488 / 5,461,222 shares outstanding                                                                    $11.33

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED GNMA TRUST
SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of dollar roll expense of $1,734,025)                                                $ 38,524,671
EXPENSES:
Investment advisory fee                                                         $ 2,251,402
Administrative personnel and services fee                                           424,389
Transfer and dividend disbursing agent fees and expenses                             23,318
Directors'/Trustees' fees                                                             8,078
Auditing fees                                                                        10,789
Legal fees                                                                            3,377
Portfolio accounting fees                                                            70,477
Distribution services fee--Institutional Service Shares                              77,459
Shareholder services fee--Institutional Shares                                    1,329,671
Shareholder services fee--Institutional Service Shares                               77,459
Share registration costs                                                             16,045
Printing and postage                                                                 16,870
Insurance premiums                                                                    5,066
Taxes                                                                                26,659
Total expenses                                                                    4,341,059
Waivers--
Waiver of distribution services fee--Institutional Service Shares   $ (75,290)
Waiver of shareholder services fee--Institutional Shares             (850,990)
Waiver of shareholder services fee--Institutional Service Shares       (2,168)
Total waivers                                                                     (928,448)
Net expenses                                                                                         3,412,611
Net investment income                                                                               35,112,060
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                     7,635,732
Net change in unrealized depreciation of investments                                               (12,730,573)
Net realized and unrealized loss on investments                                                     (5,094,841)
Change in net assets resulting from operations                                                    $ 30,017,219

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED GNMA TRUST

                                                                              SIX MONTHS
                                                                              ENDED
                                                                              (UNAUDITED)          YEAR ENDED
                                                                              JULY 31, 1998        JANUARY 31, 1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                       $    35,112,060       $   79,056,637
Net realized gain on investments ($7,635,732 and $10,112,724
respectively, as computed for federal tax purposes)                               7,635,732           10,112,724
Net change in unrealized appreciation (depreciation) of investments             (12,730,573)          16,065,946
Change in net assets resulting from operations                                   30,017,219          105,235,307
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Institutional Shares                                                            (33,006,772)         (74,565,995)
Institutional Service Shares                                                     (1,862,133)          (4,498,183)
Change in net assets resulting from distributions to shareholders               (34,868,905)         (79,064,178)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                    127,453,105          213,783,903
Net asset value of shares issued to shareholders in
payment of distributions declared                                                 9,547,025           23,518,122
Cost of shares redeemed                                                        (171,856,345)        (387,970,458)
Change in net assets resulting from share transactions                          (34,856,215)        (150,668,433)
Change in net assets                                                            (39,707,901)        (124,497,304)
NET ASSETS:
Beginning of period                                                           1,149,093,168        1,273,590,472
End of period (including undistributed net
investment income of $243,155 and $0, respectively)                         $ 1,109,385,267      $ 1,149,093,168

(See Notes which are an integral part of the Financial Statements) FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
FEDERATED GNMA TRUST
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                         ENDED
                                        (UNAUDITED)
                                          JULY 31,                               YEAR ENDED JANUARY 31,
                                            1998          1998          1997            1996           1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD      $11.38         $11.13        $11.34         $10.61         $11.64         $11.80
INCOME FROM INVESTMENT OPERATIONS
Net investment income                       0.35           0.73          0.74           0.78           0.82           0.85
Net realized and unrealized gain
(loss) on investments                      (0.05)          0.25         (0.21)          0.73          (1.03)         (0.16)
Total from investment operations            0.30           0.98          0.53           1.51          (0.21)          0.69
LESS DISTRIBUTIONS
Distributions from net
investment income                          (0.35)         (0.73)        (0.74)         (0.77)         (0.82)         (0.85)
Distributions in excess of net
investment income(a)                          --            --            --           (0.01)           --              --
Total distributions                        (0.35)         (0.73)        (0.74)         (0.78)         (0.82)         (0.85)
NET ASSET VALUE, END OF PERIOD            $11.33         $11.38        $11.13         $11.34         $10.61         $11.64
TOTAL RETURN(B)                             2.67 %         9.17 %        4.97 %        14.61 %        (1.71 %)        6.02 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                    0.60 %*        0.60 %        0.60 %         0.60 %         0.56 %         0.51 %
Net investment income                       6.25 %*        6.57 %        6.74 %         7.02 %         7.51 %         7.22 %
Expense waiver/reimbursement(c)             0.16 %*        0.18 %        0.20 %         0.20 %         --            --
SUPPLEMENTAL DATA
Net assets, end of period
(000 omitted)                         $1,047,496     $1,087,227    $1,199,733     $1,352,894     $1,442,074       $1,910,500
Portfolio turnover                            62 %           74 %          63 %           43 %          136 %            117 %

 * Computed on an annualized basis.
 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted principles. These distributions did not represent a return of capital for federal income tax purposes.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements) FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
FEDERATED GNMA TRUST
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                            ENDED
                                            (UNAUDITED)
                                             JULY 31,                         YEAR ENDED JANUARY 31,
                                                1998        1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD          $11.38       $11.13       $11.34       $10.61       $11.64       $11.80
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.34         0.72         0.74         0.78         0.79         0.82
Net realized and unrealized gain (loss)
on investments                                 (0.05)        0.24        (0.23)        0.71        (1.03)       (0.16)
Total from investment operations                0.29         0.96         0.51         1.49        (0.24)        0.66
LESS DISTRIBUTIONS
Distributions from net investment income       (0.34)       (0.71)       (0.72)        (0.76)      (0.79)       (0.82)
NET ASSET VALUE, END OF PERIOD                $11.33       $11.38       $11.13        $11.34      $10.61       $11.64
TOTAL RETURN(A)                                 2.57 %       8.95 %       4.76 %       14.39 %     (1.92 %)      5.76 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.76 %*      0.78 %       0.80 %        0.80 %      0.77 %       0.76 %
Net investment income                           6.08 %*      6.39 %       6.54 %        6.82 %      7.32 %       6.97 %
Expense waiver/reimbursement(b)                 0.25 %*      0.25 %       0.25 %        0.25 %      0.14 %        --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $61,889      $61,866      $73,857      $123,614     $120,427      $137,235
Portfolio turnover                                62 %         74 %         63 %          43 %        136 %         117 %

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED GNMA TRUST
JULY 31, 1998 (UNAUDITED)
ORGANIZATION
Federated GNMA Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The Trust's objective is to obtain current income by investing in instruments issued or guaranteed by the Government National Mortgage Association.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS
U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS
It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES
It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At January 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $112,526,659, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
   1999              $13,784,245
   2001                5,182,436
   2003               71,738,355
   2004               21,821,623

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS
The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                 PERIOD ENDED JULY 31, 1998        YEAR ENDED JANUARY 31, 1998
INSTITUTIONAL SHARES                             SHARES           AMOUNT           SHARES          AMOUNT
Shares sold                                    10,425,599     $ 118,220,018      17,914,645    $   200,799,426
Shares issued to shareholders in
payment of distributions declared                 757,995         8,584,893       1,884,677         21,084,267
Shares redeemed                               (14,286,447)     (161,932,136)    (32,057,270)      (359,010,618)
Net change resulting from Institutional
Share transactions                             (3,102,853)    $ (35,127,225)    (12,257,948)   $  (137,126,925)
                                                  PERIOD ENDED JULY 31, 1998        YEAR ENDED JANUARY 31, 1998
INSTITUTIONAL SERVICE SHARES                       SHARES         AMOUNT           SHARES           AMOUNT
Shares sold                                        814,757    $   9,233,087        1,159,988    $   13,034,477
Shares issued to shareholders in payment of
distributions declared                             84,951           962,132          217,640         2,433,855
Shares redeemed                                  (875,304)       (9,924,209)      (2,576,723)      (28,959,840)
Net change resulting from Institutional
Service Share transactions                         24,404     $     271,010       (1,199,095)   $  (13,491,508)
Net change resulting from share transactions   (3,078,449)    $ (34,856,215)     (13,457,043)   $ (150,618,433)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE
The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000
Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1998, were as follows:

PURCHASES   $767,671,944
SALES   $691,517,470

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

(graphic)
Federated GNMA Trust

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


SEMI-ANNUAL REPORT TO SHAREHOLDERS JULY 31, 1998 (graphic) Cusip 314184102 Cusip 314184201 8083002 (9/98) (graphic)